Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2018	2019
	$	$
Furniture, fixtures and equipment	11,292,451	10,931,031
Leasehold improvements	2,766,337	4,817,117
Buildings	9,388,136	10,631,419
Motor vehicles	1,078,520	1,136,398

Total	24,525,444	27,515,965
Accumulated depreciation	(10,467,117)	(9,407,535)

Property and equipment, net	14,058,327	18,108,430

Depreciation expenses were $3,078,955, $2,465,421 and $2,287,325 for the years ended December 31, 2017, 2018 and 2019, respectively.